Schedule of investments
Delaware Ivy VIP Smid Cap Core
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.33%
Basic Materials — 8.10%
Beacon Roofing Supply †	22,541	$ 1,336,230
Boise Cascade	18,549	1,288,599
Huntsman	78,567	2,947,048
Kaiser Aluminum	16,719	1,574,261
Minerals Technologies	26,659	1,763,493
Reliance Steel & Aluminum	17,028	3,122,084
Westrock	25,889	1,217,560
Worthington Industries	28,478	1,464,054
		14,713,329
Business Services — 4.81%
ABM Industries	24,478	1,126,967
Aramark	47,447	1,784,007
ASGN †	16,660	1,944,389
Casella Waste Systems Class A †	10,064	882,110
Clean Harbors †	8,841	987,009
WillScot Mobile Mini Holdings †	51,461	2,013,669
		8,738,151
Capital Goods — 11.79%
Ameresco Class A *, †	13,049	1,037,395
Barnes Group	9,810	394,264
Carlisle	3,918	963,515
Columbus McKinnon	7,635	323,724
ESCO Technologies	7,516	525,519
Federal Signal	18,240	615,600
Gates Industrial *, †	33,792	508,907
Generac Holdings †	2,192	651,594
Graco	15,248	1,063,091
Jacobs Engineering Group	12,847	1,770,445
Kadant	3,547	688,792
KBR *	21,746	1,190,159
Lincoln Electric Holdings	9,703	1,337,170
MasTec †	11,949	1,040,758
Oshkosh	12,202	1,228,131
Quanta Services	24,515	3,226,419
Regal Rexnord	6,543	973,467
Tetra Tech	6,354	1,048,029
WESCO International †	7,304	950,543
Woodward *	5,527	690,378
Zurn Water Solutions	33,666	1,191,776
		21,419,676
Communications — 0.60%
Switch Class A	35,688	1,099,904
		1,099,904
Consumer Discretionary — 5.48%
American Eagle Outfitters *	65,026	1,092,437
BJ's Wholesale Club Holdings †	18,526	1,252,543
Dick's Sporting Goods *	21,063	2,106,721
Five Below †	11,987	1,898,381
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Malibu Boats Class A †	24,619	$ 1,428,148
Sonic Automotive Class A	6,893	293,021
Steven Madden	48,632	1,879,141
		9,950,392
Consumer Services — 2.79%
Allegiant Travel †	7,040	1,143,226
Brinker International *, †	22,535	859,936
Jack in the Box *	10,576	987,904
Texas Roadhouse	12,661	1,060,105
Wendy's	46,531	1,022,286
		5,073,457
Consumer Staples — 2.92%
Casey's General Stores	9,680	1,918,285
Helen of Troy *, †	3,865	756,922
J & J Snack Foods	9,866	1,530,217
YETI Holdings †	18,389	1,102,972
		5,308,396
Credit Cyclicals — 2.69%
BorgWarner	29,857	1,161,437
Dana	36,991	649,932
KB Home	15,498	501,825
La-Z-Boy	25,264	666,212
Taylor Morrison Home †	22,357	608,558
Toll Brothers	27,553	1,295,542
		4,883,506
Energy — 5.36%
Chesapeake Energy	17,937	1,560,519
Diamondback Energy	35,136	4,816,443
Liberty Oilfield Services Class A *, †	114,148	1,691,673
PDC Energy	23,018	1,672,948
		9,741,583
Financials — 14.40%
Axis Capital Holdings	27,356	1,654,217
Comerica	18,745	1,695,110
East West Bancorp	31,811	2,513,705
Essent Group	33,417	1,377,115
First Horizon	21,257	499,327
Hamilton Lane Class A	10,619	820,743
Independent Bank Group	10,353	736,720
Kemper	26,127	1,477,221
NMI Holdings Class A †	32,683	673,923
Primerica	12,090	1,654,154
Raymond James Financial	13,520	1,485,983
Reinsurance Group of America	13,146	1,438,961
Selective Insurance Group	11,655	1,041,491
SouthState	16,949	1,382,869
Stifel Financial	16,329	1,108,739
NQ-NQ-IV087 [3/22] 5/22 (2218380)    1

Schedule of investments
Delaware Ivy VIP Smid Cap Core (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Umpqua Holdings	80,400	$ 1,516,344
Valley National Bancorp	96,892	1,261,534
Webster Financial	32,977	1,850,669
Western Alliance Bancorp	14,781	1,224,162
WSFS Financial	15,921	742,237
		26,155,224
Healthcare — 13.49%
Agios Pharmaceuticals *, †	19,504	567,761
Amicus Therapeutics †	60,398	571,969
Azenta	14,399	1,193,389
Biohaven Pharmaceutical Holding †	11,426	1,354,781
Bio-Techne	3,889	1,684,093
Blueprint Medicines †	16,335	1,043,480
Catalent †	19,018	2,109,096
Encompass Health	21,741	1,546,003
Exact Sciences †	7,302	510,556
Halozyme Therapeutics †	38,497	1,535,260
ICON †	5,185	1,261,096
Insmed †	34,350	807,225
Inspire Medical Systems †	5,681	1,458,256
Ligand Pharmaceuticals †	10,583	1,190,482
Natera †	15,931	648,073
NeoGenomics *, †	22,143	269,037
Neurocrine Biosciences †	15,730	1,474,687
Quidel †	7,545	848,511
Repligen †	7,113	1,337,884
Shockwave Medical †	5,253	1,089,262
Supernus Pharmaceuticals †	28,265	913,525
Ultragenyx Pharmaceutical †	14,955	1,086,032
		24,500,458
Information Technology — 14.79%
Blackline †	5,954	435,952
Box Class A †	14,939	434,127
Consensus Cloud Solutions †	4,606	276,959
Dynatrace †	17,143	807,435
ExlService Holdings †	20,863	2,989,042
Guidewire Software †	8,864	838,712
Ichor Holdings †	8,511	303,162
II-VI *, †	25,227	1,828,705
MACOM Technology Solutions Holdings †	16,926	1,013,360
MaxLinear †	21,536	1,256,626
ON Semiconductor †	29,919	1,873,229
Paycom Software †	1,366	473,155
Procore Technologies †	10,995	637,270
PTC †	15,500	1,669,660
Q2 Holdings †	14,107	869,696
Rapid7 †	11,697	1,301,174
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Semtech †	14,440	$ 1,001,270
Silicon Laboratories †	6,643	997,779
Smartsheet Class A †	16,403	898,556
Sprout Social Class A †	7,359	589,603
SS&C Technologies Holdings	9,412	706,088
Tyler Technologies †	826	367,479
Upwork †	9,483	220,385
Varonis Systems †	21,464	1,020,399
WNS Holdings ADR †	23,184	1,982,000
Yelp †	24,691	842,210
Ziff Davis †	12,694	1,228,525
		26,862,558
Media — 1.16%
IMAX †	33,399	632,243
Interpublic Group of Companies	41,754	1,480,179
		2,112,422
REIT Diversified — 0.85%
American Assets Trust	12,635	478,740
LXP Industrial Trust	67,386	1,057,960
		1,536,700
REIT Healthcare — 0.59%
Physicians Realty Trust	60,811	1,066,625
		1,066,625
REIT Hotel — 0.80%
DiamondRock Hospitality †	62,928	635,573
Pebblebrook Hotel Trust	33,597	822,454
		1,458,027
REIT Industrial — 0.74%
First Industrial Realty Trust	21,832	1,351,619
		1,351,619
REIT Multifamily — 1.15%
Camden Property Trust	12,586	2,091,793
		2,091,793
REIT Office — 0.73%
Cousins Properties	32,923	1,326,468
		1,326,468
REIT Self-Storage — 0.92%
Life Storage	11,941	1,676,875
		1,676,875
REIT Shopping Center — 1.37%
Brixmor Property Group	60,346	1,557,530
Kite Realty Group Trust	40,960	932,659
		2,490,189
Transportation — 1.98%
Kirby †	20,717	1,495,560

2    NQ-NQ-IV087 [3/22] 5/22 (2218380)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Knight-Swift Transportation Holdings	23,866	$ 1,204,279
Werner Enterprises	21,769	892,529
		3,592,368
Utilities — 1.82%
Black Hills	14,750	1,136,045
NorthWestern *	15,144	916,061
Spire	17,391	1,247,978
		3,300,084
Total Common Stocks (cost $176,519,071)		180,449,804

Short-Term Investments — 0.86%
Money Market Mutual Fund — 0.86%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	1,565,521	1,565,521
Total Short-Term Investments (cost $1,565,521)		1,565,521

Total Value of Securities Before Securities Lending Collateral—100.19% (cost $178,084,592)		182,015,325

Securities Lending Collateral — 0.73%
Money Market Mutual Fund — 0.73%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	1,322,373	1,322,373
Total Securities Lending Collateral (cost $1,322,373)		1,322,373

Total Value of Securities—100.92% (cost $179,406,965)		183,337,698■
Value (US $)

Obligation to Return Securities Lending Collateral — (0.73%)	(1,322,373)
Liabilities Net of Receivables and Other Assets — (0.19%)	(346,028)
Net Assets Applicable to 11,498,343 Shares Outstanding—100.00%	$181,669,297
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $13,278,296 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $12,394,647.
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

NQ-NQ-IV087 [3/22] 5/22 (2218380)    3